Investments in affiliates (Details Textual) - USD ($)		1 Months Ended	12 Months Ended
	Aug. 10, 2016	Jan. 31, 2010	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Feb. 28, 2013	Dec. 28, 2005
Investments in and Advances to Affiliates [Line Items]
Percentage Of Ownership Interests			20.00%
Equity in losses of affiliates	$ 150,000		$ (868,121)	$ (226,779)	$ (235,161)
Income (Loss) from Equity Method Investments	$ 150,000		(868,121)	(226,779)	(235,161)
China Drtv [Member] | Shanghai Yimeng Software Technology Co Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage Of Ownership Interests								51.00%
Shanghai Yimeng Digital Technology Co.,Ltd [Member] | Shanghai Yimeng Software Technology Co Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage Of Ownership Interests								49.00%
ClearCut Corporation [Member]
Investments in and Advances to Affiliates [Line Items]
Cost Method Investment, Ownerships Percentage	5.00%
Payments to Acquire Cost Method Investments	$ 150,000
Shanghai An-Nai-Chi Automobile Maintenance Products Co, Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage Of Ownership Interests		51.00%
Cash injection to one of Group's subsidiary		$ 1,500,000
Equity method percentage of ownership interest		33.20%
Fair value of equity method ownership interest		$ 1,100,000
China Branding Company Limited [Member]
Investments in and Advances to Affiliates [Line Items]
Equity method percentage of ownership interest						9.30%
Equity in losses of affiliates			718,121	226,780	235,161
Payments to Acquire Equity Method Investments						$ 1,300,000
Income (Loss) from Equity Method Investments			$ 718,121	$ 226,780	235,161
China Branding Company Limited [Member] | Maximum [Member]
Investments in and Advances to Affiliates [Line Items]
Cost method percentage of ownership interest							9.30%
China Branding Company Limited [Member] | Minimum [Member]
Investments in and Advances to Affiliates [Line Items]
Cost method percentage of ownership interest							8.70%
China Branding Company Limited [Member] | Board of Directors Chairman [Member]
Investments in and Advances to Affiliates [Line Items]
Equity method percentage of ownership interest						7.60%
Percentage of ownership interest sold							0.60%
Shanghai Yimeng [Member] | Cost-method Investments [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investments					$ 6,996,949